Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

5.	Accounts receivable

Accounts receivable consist of the following (dollars in thousands):

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Receivables	$136,198	$125,129
Less: Allowances for doubtful accounts	(3,353)	(3,577)

Total	$132,845	$121,552

As of December 31, 2011 and 2010, accounts receivables from related parties included in receivables from related parties on the consolidated balance sheet consists of $4.9 million and $0.06 million respectively.

The activity in the allowance for doubtful accounts receivable is as follows (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Balance at the beginning of the period /year	$3,485	$3,577	$2,887	$2,923
Additional provision (net of recoveries) made	982	(94)	615	2,270
Accounts receivable written off against the allowance	(846)	—	—	(2,380)
Foreign currency translation adjustment	(268)	2	75	74

Balance at the end of the period / year	$3,353	$3,485	$3,577	$2,887